Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Schedule of provision for group income tax
	06.30.2024	06.30.2023	06.30.2022
Current income tax (i)	(17,390)	68,848	(132,220)
Deferred income tax	63,726	170,854	110,037
Income tax	46,336	239,702	(22,183)

Schedule of statutory taxes rates
Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Uruguay	0% - 25%
U.S.A	0% - 21%
Bermuda / British Virgin Islands / Netherlands	0%
Israel	23% - 24%

Schedule of reconciliation of income tax expense
	06.30.2024	06.30.2023	06.30.2022
Loss / (profit) for the year at tax rate applicable in the respective countries (i)	29,186	3,727	(104,764)
Permanent differences:
Share of loss of associates and joint ventures	10,764	1,133	(1,241)
Provision of tax loss carry forwards	644	(2,017)	37,235
Accounting Inflation adjustment permanent difference	21,849	103,062	125,243
Difference between provision and tax return (ii)	(18)	40,701	(665)
Non-taxable profit, non-deductible expenses and others	974	1,388	(1,957)
Tax inflation adjustment permanent difference	(17,063)	91,708	(76,034)
Income tax	46,336	239,702	(22,183)

Schedule of deferred tax assets and liabilities
	06.30.2024	06.30.2023
Deferred income tax asset to be recovered after more than 12 months	16,002	15,363
Deferred income tax asset to be recovered within 12 months	11,498	16,764
Deferred income tax assets	27,500	32,127
	06.30.2024	06.30.2023
Deferred income tax liability to be recovered after more than 12 months	(567,675)	(636,636)
Deferred income tax liability to be recovered within 12 months	(14,291)	(13,683)
Deferred income tax liability	(581,966)	(650,319)
Deferred income tax liabilities, net	(554,466)	(618,192)

Schedule of movement in the deferred income tax assets and liabilities
	06.30.2023	Charged / (Credited) to the Consolidated Statement of Income and Other Comprehensive Income	06.30.2024
Assets
Investment properties and Property, plant and equipment	174	(20)	154
Trade and other payables	20,346	(5,975)	14,371
Tax loss carry-forwards	10,262	494	10,756
Borrowings	149	21	170
Trade and other receivables	-	117	117
Others	1,196	736	1,932
Subtotal assets	32,127	(4,627)	27,500
Liabilities
Investment properties, trading properties and Property, plant and equipment	(601,377)	121,997	(479,380)
Trade and other receivables	(3,990)	2,134	(1,856)
Investments	(9,381)	(3,368)	(12,749)
Tax inflation adjustment	(26,724)	(46,825)	(73,549)
Intangible assets	(6,547)	(7,514)	(14,061)
Others	(2,300)	1,929	(371)
Subtotal liabilities	(650,319)	68,353	(581,966)
Liabilities, net	(618,192)	63,726	(554,466)
	06.30.2022	Charged / (Credited) to the Consolidated Statement of Income and Other Comprehensive Income	06.30.2023
Assets
Investment properties and Property, plant and equipment	360	(186)	174
Trade and other payables	12,116	8,230	20,346
Tax loss carry-forwards	3,719	6,543	10,262
Borrowings	1,371	(1,222)	149
Others	(42)	1,238	1,196
Subtotal assets	17,524	14,603	32,127
Liabilities
Investment properties, trading properties and Property, plant and equipment	(714,853)	113,476	(601,377)
Trade and other receivables	(4,611)	621	(3,990)
Investments	(249)	(9,132)	(9,381)
Tax inflation adjustment	(81,792)	55,068	(26,724)
Intangible assets	(5,447)	(1,100)	(6,547)
Others	382	(2,682)	(2,300)
Subtotal liabilities	(806,570)	156,251	(650,319)
Liabilities, net	(789,046)	170,854	(618,192)

Schedule of tax loss carry forward
Date of generation	Due date	Total
2020	2025	444
2021	2026	9,666
2022	2027	2,856
2023	2028	7,525
2024	2029	10,491
Total cumulative tax loss carry-forwards		30,982